Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of lease expenses and income

Year ended December 31,	2019
Short-term lease expense	$36,179
Operating lease expense	4,435
Operating lease income	(3,074)

Schedule of operating lease income

December 31, 2019
Net book value of property, plant and equipment under finance leases	$139,140
Weighted-average remaining lease term (in years):
Finance leases	3.1
Operating leases	8.3
Weighted-average discount rate:
Finance leases	3.94%
Operating leases	4.80%

Schedule of future minimum lease payments for operating leases
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2019 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2020	$31,657	$4,714	$3,052
2021	23,151	4,679	3,052
2022	16,522	3,683	2,150
2023	8,064	2,199	999
2024 and thereafter	1,848	11,353	—
Total minimum lease payments	$81,242	$26,628	$9,253
Less: amount representing interest	(4,964)	(5,119)
Carrying amount of minimum lease payments	$76,278	$21,509
Less: current portion of leases	(29,206)	(3,799)
	$47,072	$17,710

Schedule of future minimum lease payments for finance leases
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2019 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2020	$31,657	$4,714	$3,052
2021	23,151	4,679	3,052
2022	16,522	3,683	2,150
2023	8,064	2,199	999
2024 and thereafter	1,848	11,353	—
Total minimum lease payments	$81,242	$26,628	$9,253
Less: amount representing interest	(4,964)	(5,119)
Carrying amount of minimum lease payments	$76,278	$21,509
Less: current portion of leases	(29,206)	(3,799)
	$47,072	$17,710

Schedule of future minimum lease payments for lessor operating leases
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2019 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2020	$31,657	$4,714	$3,052
2021	23,151	4,679	3,052
2022	16,522	3,683	2,150
2023	8,064	2,199	999
2024 and thereafter	1,848	11,353	—
Total minimum lease payments	$81,242	$26,628	$9,253
Less: amount representing interest	(4,964)	(5,119)
Carrying amount of minimum lease payments	$76,278	$21,509
Less: current portion of leases	(29,206)	(3,799)
	$47,072	$17,710